Income Taxes (Components of tax expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [Abstract]
Current income tax expense	$ 52.7	$ 10.7
Deferred income tax expense	31.0	54.6
Income tax expense recognized in net earnings	$ 83.7	$ 65.3